Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxation
13.	Taxation
Recognized in the Consolidated Statement of Profit and Loss

	2020	2019
	$’000	$’000
Taxation
Current tax on loss for the period	569	(3,457)
Adjustments to tax in respect of previous periods	4,070	(2,102)

Tax provision (benefit)	4,639	(5,559)

Analysis of tax recognized in the Consolidated Statement of Profit and Loss

	2020	2019
	$’000	$’000
Loss before tax	(183,391)	(145,846)
Tax on loss on ordinary activities at standard CT rate (19.00%)	(34,844)	(27,711)

Expenses not deductible for tax purposes	4,142	187
Foreign tax	—	4
Additional deduction for R&D expenditure	—	(2,563)
Surrender of tax losses for R&D tax credit refund	—	1,074
Adjustments to tax in respect of previous periods	4,070	(2,102)
Deferred tax not recognised	31,271	25,552

Tax provision (benefit) for the period	4,639	(5,559)

A reduction in the UK corporation tax rate to 19.0% (effective from April 1, 2017) was substantively enacted on October 26, 2015, and an additional reduction to 17.0% (effective April 1, 2020) was substantively enacted on September 6, 2016. The government announced that the corporation tax rate for the years starting April 1, 2020 and 2021 would remain at 19.0%. This will reduce the Group’s future current tax charge accordingly.
On March 3, 2021 it was announced that the UK tax rate will increase to 25.0% on April 1, 2023. This will have a consequential effect on the Group’s future tax charge.
Unrecognized deferred tax assets
Due to uncertainty over future profitability, a deferred tax asset of $80,811 thousand (2019: $37,907 thousand) relating to losses and other deductions, as well as intangible asset and short-term timing differences, has not been recognized. A tax rate of 19.0% was used to calculate the deferred tax asset.